Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments And Contingencies [Abstract]
Financial obligations and expected timing	These obligations as of December 31, 2019, and the expected timing of funding of these obligations, are noted in the table below.

	Total	Less than 1 year	1-3 years	3-5 years	Beyond 5 years
Processing agreements	39,352	10,234	10,591	8,848	9,679
Transportation agreements	115,999	11,636	41,263	37,099	26,001
Total	$155,351	$21,870	$51,854	$45,947	$35,680